UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  9/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 80.82%
	Alternative - 0.00% **
93	Grizzly Short Fund		$ 441

	Balanced - 3.97%
9,335	FPA Crescent Fund		221,323
4,428	Oakmark Equity & Income Fund		109,457
10,121	PIMCO Global Multi-Asset Fund		114,069
			444,849

	Blend - 3.91%
15,502	Fairholme Fund		434,523
257	Matthew 25 Fund		2,833
			437,356

	Debt - 0.97%
10,215	PIMCO All Asset All Authority Fund		108,887

	Growth - 13.33%
20,491	Baron Partners Fund		305,107
10,314	Baron Small Cap Fund		185,246
887	Legg Mason Opportunity Trust		8,742
5,408	Putnam Equity Spectrum Fund +		100,054
2,151	Sequoia Fund, Inc.		234,948
57,700	Vanguard PRIMECAP Core Fund		658,939
			1,493,036

	International - 28.08%
45,008	Artisan International Small Cap Fund		749,826
1,001	Artisan International Value Fund		22,842
25,636	First Eagle Global Fund		1,021,858
89,490	IVA Worldwide Fund		1,344,147
280	Third Avenue International Value Fund		4,389
93	Tweedy Browne Global Value Fund		1,859
			3,144,921

	Value - 30.56%
100	Aegis Value Fund		976
180	Brown Advisory Small Cap Value Fund		1,699
12,023	Kinetics Paradigm Fund		238,172
740	Longleaf Partners Fund		17,015
15,817	Pinnacle Value Fund		203,564
75	Presidio Fund		892
18,296	Prospector Capital Appreciation Fund		246,084
91,127	Royce Opportunity Fund		799,187
37,663	Royce Select Fund		636,135
181	SouthernSun Small Cap Fund		2,266
89	Third Avenue Small Cap Value Fund		1,589
191	Third Avenue Value Fund		8,685
594	Tilson Focus Fund (a)		5,692
28,932	Walthausen Small Cap Value Fund +		309,857
27,575	Westport Fund		516,211
39,130	Wintergreen Fund		434,343
			3,422,367

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $7,520,493)		9,051,857

	COMMON STOCKS - 13.33%
	Beverages - 1.79%
900	Brown-Forman Corp.		45,963
900	Coca-Cola Co. (The)		48,330
850	Diageo PLC		52,267
1,100	Molson Coors Brewing Co.		53,548
			200,108

	Building Materials - 0.57%
700	Martin Marietta Materials, Inc.		64,449

	Commercial Services - 1.50%
1,500	CBIZ, Inc. +		11,190
1,200	Chemed Corp.		52,668
2,300	Corporate Executive Board Co. (The)		57,270
1,700	Weight Watchers International, Inc.		46,648
			167,776

	Diversified Holding Companies - 1.42%
1,829	Jardine Matheson Holdings, Ltd.		53,315
2,700	Leucadia National Corp. +		66,744
908	Siem Industries, Inc. + (a)		38,590
			158,649

	Food - 0.46%
1,200	Nestle SA		51,228

	Hand/Machine Tools - 0.51%
1,200	Lincoln Electric Holdings, Inc.		56,940

	Healthcare-Products - 0.79%
600	Johnson & Johnson		36,534
2,100	SurModics, Inc. +		51,660
			88,194

	Insurance - 0.45%
15	Berkshire Hathaway, Inc., Class B +		49,845

	Internet - 0.53%
3,900	NutriSystem, Inc.		59,514

	Leisure Time - 0.39%
1,000	Shimano, Inc.		43,357

	Machinery - 0.65%
900	Pfeiffer Vacuum Technology AG +		73,335

	Oil & Gas Services - 0.37%
500	EOG Resources, Inc.		41,755

	REITs- 0.40%
4,600	Winthrop Realty Trust		44,804

	Retail - 1.82%
1,800	Buckle, Inc. (The)		61,452
700	McDonald's Corp.		39,949
33,000	Punch Taverns PLC +		63,605
800	Wal-Mart Stores, Inc.		39,272
			204,278

	Software - 0.73%
281,500	6356095 Canada Inc. (formerly Excapsa Software)+ ++ (a)		31,697
2,500	Broadridge Financial Solutions, Inc.		50,250
			81,947

	Tobacco - 0.61%
1,400	Philip Morris International, Inc.		68,236

	Transportation - 0.34%
1,100	Expeditors International of Washington, Inc.		38,665

	TOTAL COMMON STOCKS
	(Cost $1,328,517)		1,493,080

	LIMITED PARTNERSHIP - 5.50%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		616,281

	SHORT-TERM INVESTMENTS - 0.54%
	Money Market Mutual Funds - 0.54%
60,154	Goldman Sachs Financial Square Funds, Government Fund
	(Cost $60,154)		60,154

	TOTAL INVESTMENTS
	(Cost $9,359,164*)	100.19%	$ 11,221,372
	Liabilites in excess of other Assets	-0.19%	(21,991)

	TOTAL NET ASSETS	100.00%	$ 11,199,381

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 5.79% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 6.18% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
** Market Value represents less then 0.01% of total net assets.

RIC - Registered Investment Company
ADR - American Depositary Receipts

At September 30, 2009, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:			$ 1,905,941
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:			(43,733)
Net unrealized appreciation:			$ 1,862,208

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Beverages	$ 200,108	$ -	$ -	$ 200,108
Building Materials	64,449	-	-	64,449
Commercial Services	167,776	-	-	167,776
Diversified Holding Companies	158,649	-	-	158,649
Food	51,228	-	-	51,228
Hand / Machine Tools	56,940	-	-	56,940
Healthcare-Products	88,194	-	-	88,194
Insurance	49,845	-	-	49,845
Internet	59,514	-	-	59,514
Leisure Time	43,357	-	-	43,357
Machinery-Diversified	73,335	-	-	73,335
Oil & Gas	41,755	-	-	41,755
REITs	44,804	-	-	44,804
Retail	204,278	-	-	204,278
Software	50,250	-	31,697	81,947
Tobacco	68,236	-	-	68,236
Transportation	38,665	-	-	38,665
Equity Mutual Funds (RICs)	9,046,165	5,692	-	9,051,857
Limited Partnerships	-	-	616,281	616,281
Money Market Mutual Funds	60,154	-	-	60,154
Total	$ 10,567,702	$ 5,692	$ 647,978	$ 11,221,372

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Common Stocks -
	Software	Limited Partnerships	Total
Beginning balance 6/30/2009	$ 33,780	$ 539,265	$ 573,045
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	11,015	77,016	88,031
Return of Capital	(13,098)	-	(13,098)
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Net transfers in/out of level 3	-	-	-
Ending balance	$ 31,697	$ 616,281	$ 647,978

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2009 includes:

$ 11,015	$ 77,016	$ 88,031

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of September 30, 2009, the Fund held four securities for which market quotations were not readily available.  The market value of these securities represented 6.18% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/23/09

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

11/23/09

CERTIFICATIONS

I, Steven M. Rogé, certify that:

1.

I have reviewed this report on Form N-Q of Rogé Partners Funds;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)] for the registrant and have:

 a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

11/23/09

*/s/ Steven M. Rogé

       Steven M. Rogé, President

       Rogé Partners Funds

I, Susan J. Rogé, certify that:

1.

I have reviewed this report on Form N-Q of Rogé Partners Funds;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

 a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.

The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)

any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

11/23/09

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

       Rogé Partners Funds